Note 14 - Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended March 31,
	2024	2023
Numerator:
Net loss attributable to common stockholders	$(10,219)	$(26,265)
Denominator:
Weighted average common shares outstanding- Basic	6,352,835	5,528,862
Weighted average common shares outstanding- Diluted	6,352,835	5,528,862

Net loss per share attributable to common stockholders - Basic and Diluted	$(1.61)	$(4.75)

	Twelve months ended December 31,
	2023	2022
Numerator:
Net loss attributable to common stockholders	$(87,126)	$(98,714)
Denominator:
Weighted average common shares outstanding- Basic	5,827,721	5,245,624
Dilutive effect of potential common shares	—	—
Weighted average common shares outstanding- Diluted	5,827,721	5,245,624

Net loss per share attributable to common stockholders - Basic and Diluted	$(14.95)	$(18.82)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three months ended March 31, 2024
	2024	2023
Common stock options issued and outstanding	205,910	681,584
Unvested restricted stock units	494,216	625,786
Warrants	319,443	319,443
Common Stock Purchase Agreement	842,180	990,681
Conversion of convertible notes	—	569,328
ESPP	33,655	67,586
Total	1,895,404	3,254,408

	Twelve months ended December 31,
	2023	2022
Warrants	319,443	319,443
Common stock options issued and outstanding	289,015	846,451
Unvested restricted stock units	652,453	425,703
Conversion of convertible notes	—	543,120
ESPP	23,816	66,666
Total	1,284,727	2,201,383